Note 6 - Interest Rate Swaps (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 6 - Interest Rate Swaps (Details) [Line Items]
Deposit Assets	$ 350	$ 350
Interest Rate Swap [Member]
Note 6 - Interest Rate Swaps (Details) [Line Items]
Derivative Asset, Notional Amount	11,684	12,598
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 38	$ 150